Consolidated Statements of Changes in Shareholders’ Equity/ (Deficit)	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	(Accumulated deficit)/ Retained earnings CNY (¥)	(Accumulated deficit)/ Retained earnings USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Total Jayud Global Logistics Limited shareholders’ equity CNY (¥)	Total Jayud Global Logistics Limited shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 6,880		¥ 4,087		¥ 13,190,206				¥ 2,447,862		¥ 1,219,888		¥ 18,600		¥ 16,887,523		¥ (117,244)		¥ 16,770,279
Balance at Dec. 31, 2021	¥ 6,880		¥ 4,087		13,190,206				2,447,862		1,219,888		18,600		16,887,523		(117,244)		16,770,279
Balance (in Shares) at Dec. 31, 2021 | shares	10,790,400	10,790,400	6,409,600	6,409,600
Provision for statutory reserve									2,203,279		(2,203,279)
Net loss											3,888,723				3,888,723		(2,510,826)		1,377,897
Issuance of new shares to third party investors	¥ 1,393				34,821,607		(34,823,000)
Issuance of new shares to third party investors (in Shares) | shares	2,000,000	2,000,000
Issuance of new shares to service providers	¥ 557														557				557
Issuance of new shares to service providers (in Shares) | shares	800,000	800,000
Capital injection					24,680,000										24,680,000				24,680,000
Capital injection by non-controlling interest																	200,000		200,000
Dividend distribution											(11,931,000)				(11,931,000)				11,931,000
Foreign currency translation													(200,146)		(200,146)				(200,146)
Balance at Dec. 31, 2022	¥ 8,830		¥ 4,087		72,691,813		(34,823,000)		4,651,141		(9,025,668)		(181,546)		33,325,657		(2,428,070)		30,897,587
Balance (in Shares) at Dec. 31, 2022 | shares	13,590,400	13,590,400	6,409,600	6,409,600
Balance (in Dollars)	¥ 8,830		¥ 4,087		72,691,813		(34,823,000)		4,651,141		(9,025,668)		(181,546)		33,325,657		(2,428,070)		30,897,587
Provision for statutory reserve									(4,148,200)		4,148,200
Issuance of new shares - IPO	¥ 957				38,309,168										38,310,125				38,310,125
Issuance of new shares - IPO (in Shares) | shares	1,352,223	1,352,223
Payments to Initial Shareholders					(35,000,000)										(35,000,000)				(35,000,000)
Funds received from share issued in 2023							34,823,000								34,823,000				34,823,000
Transfer of deferred offering cost upon completion of IPO					(15,938,208)										(15,938,208)				(15,938,208)
Issuance of warrant					360,874										360,874				360,874
Net loss											(72,576,740)				(72,576,740)		(7,698,604)		(80,275,344)
Capital injection by non-controlling interest																	2,450,000		2,450,000
Foreign currency translation													(1,360,107)		(1,360,107)				(1,360,107)
Balance at Dec. 31, 2023	¥ 9,787		¥ 4,087		60,423,647				502,941		(77,454,208)		(1,541,653)		(18,055,399)		(7,676,674)		(25,732,073)
Balance (in Shares) at Dec. 31, 2023 | shares	14,942,623	14,942,623	6,409,600	6,409,600
Balance (in Dollars)	¥ 9,787		¥ 4,087		60,423,647				502,941		(77,454,208)		(1,541,653)		(18,055,399)		(7,676,674)		(25,732,073)
Provision for statutory reserve									(68,894)		68,894
Issuance of Class A ordinary shares by public offering (“F-3”), net of issuance cost	¥ 35,946				70,158,552										70,194,498				70,194,498
Issuance of Class A ordinary shares by public offering (“F-3”), net of issuance cost (in Shares) | shares	50,000,000	50,000,000
Issuance of Class A ordinary shares by private placements, net of issuance cost	¥ 10,549				47,458,521										47,469,070				47,469,070
Issuance of Class A ordinary shares by private placements, net of issuance cost (in Shares) | shares	14,793,335	14,793,335
Issuance of Class A ordinary shares by convertible notes conversion	¥ 1,488				5,727,229										5,728,717				5,728,717
Issuance of Class A ordinary shares by convertible notes conversion (in Shares) | shares	2,069,382	2,069,382
Issuance of ordinary shares in connection with asset acquisition	¥ 1,578				13,727,681										13,729,259		748,769		14,478,028
Issuance of ordinary shares in connection with asset acquisition (in Shares) | shares	2,219,828	2,219,828
Issuance of ordinary shares in connection with long term investment	¥ 2,389				19,945,441										19,947,830				19,947,830
Issuance of ordinary shares in connection with long term investment (in Shares) | shares	3,365,588	3,365,588
Issuance of new shares for services	¥ 12				86,248										86,260				86,260
Issuance of new shares for services (in Shares) | shares	17,261	17,261
Transfer of Class B shares to Class A shares	¥ 719		¥ (719)
Transfer of Class B shares to Class A shares (in Shares) | shares	1,000,000	1,000,000	(1,000,000)	(1,000,000)
Disposal of subsidiaries (note 17)																	1,871,991		1,871,991
Net loss											(49,570,199)				(49,570,199)		(5,939,348)		(55,509,547)	$ (7,722,102)
Capital injection by non-controlling interest																	104,174		104,174
Foreign currency translation													729,497		729,497				729,497
Balance at Dec. 31, 2024	¥ 62,468	$ 8,690	¥ 3,368	$ 469	217,527,319	$ 30,260,881			434,047	$ 60,382	(126,955,513)	$ (17,661,164)	(812,156)	$ (112,981)	90,259,533	$ 12,556,277	(10,891,088)	$ (1,515,092)	79,368,445	11,041,185
Balance (in Shares) at Dec. 31, 2024 | shares	88,408,017	88,408,017	5,409,600	5,409,600
Balance (in Dollars)	¥ 62,468	$ 8,690	¥ 3,368	$ 469	¥ 217,527,319	$ 30,260,881			¥ 434,047	$ 60,382	¥ (126,955,513)	$ (17,661,164)	¥ (812,156)	$ (112,981)	¥ 90,259,533	$ 12,556,277	¥ (10,891,088)	$ (1,515,092)	¥ 79,368,445	$ 11,041,185